Tax (Tables)	6 Months Ended
Jun. 30, 2026
Tax (Tables) [Line Items]
Schedule of Loss Before Income Tax Expense

The Group’s loss before income tax expense consisted of:

	For the six months ended June 30,
	2025	2026
	(Unaudited)	(Unaudited)
PRC	$(8,121)	$(999)
Non-PRC	289	324
Loss before income tax expense	$(7,832)	$(675)

Schedule of Income Tax Provision

The income tax provision consisted of the following components:

	For the six months ended June 30,
	2025	2026
	(Unaudited)	(Unaudited)
Current income tax expense	$(212)	$(347)
Deferred income tax benefit/(expense)	5	(18)
Total income tax expense	$(207)	$(365)

Schedule of Per Share Effect of the Tax Holiday

The per share effect of the tax holiday was as follows:

	For the six months ended June 30,
	2025	2026
	(Unaudited)	(Unaudited)
Tax holiday effect	$846	$132
Effect of tax holiday on basic net income per share	0.02	-
Effect of tax holiday on diluted net income per share	0.02	-

Schedule of Deferred Tax Assets and Deferred Tax Liability

As of December 31, 2025 and June 30, 2026, the significant components of the deferred tax assets and deferred tax liability were summarized below:

	As of December 31, 2025	As of June 30, 2026
		(Unaudited)
Allowance for inventories and others	$307	$353
Net operating loss carried forward	2,759	3,427
Total deferred tax assets	3,066	3,780
Valuation allowance	(2,867)	(3,581)
Deferred tax assets, net of valuation allowance	$199	$199

Deferred tax liability:
Accelerated tax depreciation and others	$(447)	$(465)
Total deferred tax liability	$(447)	$(465)
Deferred tax liabilities, net	$(248)	$(266)

Schedule of Income Taxes Paid

Pursuant to the disclosure requirements of ASU 2023-09, the following table summarizes income taxes paid, net of refunds, by jurisdiction:

For the six months ended June 30, 2026
Asia	$26
Europe	6
Total income taxes paid (net of refunds)	$32

PRC [Member]
Tax (Tables) [Line Items]
Schedule of Reconciliation of the Group’s PRC Statutory Tax Rate

A reconciliation of the Group’s PRC statutory tax rate to the effective income tax rate during the periods is as follows:

	For the six months ended June 30,
	2025	2026
	(Unaudited)	(Unaudited)
Computed income tax expense with PRC statutory tax rate	25.00%	25.00%
Non-deductible items	(0.05)%	(1.66)%
Additional deduction of qualified R&D expenditures	5.25%	55.03%
Effect of tax holiday and preferential tax rate	(10.80)%	(19.48)%
Changes in valuation allowance	(22.12)%	(114.30)%
Effect of income tax rate differences in jurisdictions other than the PRC	0.08%	1.28%
Effective income tax rate	(2.64)%	(54.13)%

*	The PRC statutory tax rate is used because the Group’s headquarters and primary management activities are located in PRC.

UNITED STATES
Tax (Tables) [Line Items]
Schedule of Effective Income Tax Rate

In accordance with the updated requirements of ASU No. 2023-09 for the six months ended June 30, 2026, a reconciliation between the statutory rate and the Group’s effective income tax rate is as follows (in thousands, except percentages):

	For the six months ended June 30, 2026
	Amount	Percent
Statutory rate	$169	25.00%
Foreign tax effects
North America
Statutory tax rate difference between North America and Chinese mainland	(5)	(0.74)%
Europe
Statutory tax rate difference between Europe and Chinese mainland	8	1.19%
Other foreign jurisdictions	6	0.83%
Changes in valuation allowance	(772)	(114.30)%
Non-deductible items	(11)	(1.66)%
Additional deduction of qualified R&D expenditures	372	55.03%
Effect of preferential tax rate of HNTE	(132)	(19.48)%
Effective income tax rate	$(365)	(54.13)%